NOTE 4 - FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 29, 2012
Fair Value Disclosures [Text Block]
NOTE 4 – FAIR VALUE OF ASSETS AND LIABILITIES

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 29, 2012:

	Level 1
	Quoted
	Prices in
	Active	Level 2
	Markets	Significant	Level 3	Assets/
	for	Other	Significant	(Liabilities)
	Identical	Observable	Unobservable	At Fair
	Assets	Inputs	Inputs	Value
Interest rate swaps (see Note 9) (1)	—	$(400)		$(400)

Contingent consideration (see Note 3) (2)	—		$(359)	(359)
	$—	$(400)	$(359)	$(759)

(1)
The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)
The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2011:

Level 1
Quoted
Prices in
Active
	Markets	Level 2	Level 3	Assets/
	for	Significant	Significant	(Liabilities)
	Identical	Other	Unobservable	At Fair
	Assets	Observable	Inputs	Value
Interest rate swaps	$—	$(250)	$—	$(250)

The table below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 29, 2012 and December 31, 2011:

	Year Ended December
	2012	2011
Contingent consideration:
Balance at the beginning of period	$—	$—
Initial recognition of the liabilities	(359)	—
Unrealized gains (losses) in earnings (1)	—	—
Balance at the end of period	$(359)	$—

(1)	Recorded in other income, net on our consolidated statement of income.

FASB ASC Topic 825, Financial Instruments, requires disclosure of the fair value of financial instruments for which the determination of fair value is practicable.  The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties.  The carrying amount of the Company’s financial instruments approximates their fair value as outlined below.

Cash, accounts receivable and accounts payable:  The carrying amounts approximate their fair value because of the short maturity of those instruments.

Notes payable and long-term debt:  The carrying amounts approximate their fair value as the interest rates on the debt approximates the Company’s current incremental borrowing rate.  The fair values of the Company’s interest rate swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (see note 9).

The Company’s financial instruments are held for other than trading purposes.